Exploration and Evaluation Costs (Tables)	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Exploration and evaluation costs

For the year ended December 31, 2019, the Company’s exploration and evaluation costs are broken down as follows:

	Committee Bay & Gibson MacQuoid	Homestake Ridge	Peru	Total
Assaying	$163	$72	$76	$311
Exploration Drilling	378	-	-	378
Camp cost, equipment and field supplies	336	149	278	763
Geological consulting services	145	200	568	913
Geophysical analysis	143	169	-	312
Permitting, environmental and community costs	189	61	1,182	1,432
Expediting and mobilization	102	26	27	155
Salaries and wages	614	174	427	1,215
Fuel and consumables	36	40	23	99
Aircraft and travel	703	187	110	1,000
Share based compensation	218	117	783	1,118
Total for the year ended December 31, 2019	$3,027	$1,195	$3,474	$7,696

For the year ended December 31, 2018, the Company’s exploration and evaluation costs are broken down as follows:

	Committee Bay & Gibson MacQuoid	Homestake Ridge	Peru	Total
Assaying	$695	$111	$171	$977
Exploration drilling	1,368	391	307	2,066
Camp cost, equipment and field supplies	767	269	775	1,811
Geological consulting services	526	201	945	1,672
Geophysical analysis	-	-	212	212
Permitting, environmental and community costs	302	107	885	1,294
Expediting and mobilization	256	93	35	384
Salaries and wages	1,455	327	406	2,188
Fuel and consumables	110	67	22	199
Aircraft and travel	2,893	475	119	3,487
Share based compensation	129	46	188	363
Total for the year ended December 31, 2018	$8,501	$2,087	$4,065	$14,653